CONSOLIDATED STATEMENTS OF CASH FLOW - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Loss before tax for the year	€ (56,432)	€ (44,657)	€ (30,056)
Adjustments for
Finance income	(7,447)	(4,174)	(6,763)
Finance expenses	5,070	3,729	4,320
Depreciation and impairment of property, plant and equipment and right-of-use assets	1,752	1,398	1,119
Amortization of intangible assets	966	962	813
Share-based payment transaction expense	3,968	2,611	2,698
Remeasurement of recoverable cash advances	(561)	(324)	(247)
Increase in provisions	817	216	37
Other non-cash items	214	(256)	(356)
Cash generated before changes in working capital	(51,653)	(40,495)	(28,435)
Cash used before changes in working capital
Increase in inventory	(1,401)	(2,433)	(536)
(Increase)/decrease in trade and other receivables	(751)	(1,540)	7
Increase in trade and other payables	5,114	479	615
Cash used from changes in operations	(48,691)	(43,989)	(28,349)
Interest received	0	0	3
Income tax paid	(535)	(789)	(410)
Net cash used in operating activities	(49,226)	(44,778)	(28,756)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property, plant and equipment	(1,165)	(2,500)	(886)
Capitalization of intangible assets	(4,907)	(8,462)	(15,463)
Disposal of PPE	7
Purchase of financial assets - current	(97,831)	(80,018)	(102,620)
Proceeds from sale of financial assets - current	85,312	120,681	28,913
Interest income on financial assets	2,259	2,310	110
Net cash generated from / (used in) investing activities	(16,325)	32,011	(89,946)
CASH FLOWS FROM FINANCING ACTIVITIES
Payment of principal portion of lease liabilities	(1,208)	(757)	(772)
Repayment of other loan	(63)	(83)	(83)
Interest paid	(496)	(192)	(130)
Repayment of recoverable cash advance	(254)	(396)	(216)
Proceeds from other loans	10,000
Proceeds from issuance of shares, net of transaction costs	69,722	18,337	255
Other financial costs	(262)	(51)	(37)
Net cash generated from / (used in) financing activities	77,439	16,858	(983)
Movement in cash and cash equivalents	11,888	4,091	(119,685)
Effect of exchange rates on cash and cash equivalents	688	(369)	2,064
Cash and cash equivalents at January 1	21,610	17,888	135,509
Cash and cash equivalents at December 31	€ 34,186	€ 21,610	€ 17,888